Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents (Note 1)	$ 279,055	$ 143,922
Restricted cash (Note 1)	6,980	4,998
Accounts receivable, net	7,063	8,249
Inventories (Note 6)	13,909	10,455
Due from related parties (Note 3)	535	1,623
Fair value of derivatives (Notes 19 and 20)	0	460
Insurance claims receivable	804	883
Time charter assumed (Note 13)	198	191
Investment in equity securities (Note 5)	54,895	0
Prepayments and other assets	6,610	8,853
Vessels held for sale (Note 7)	61,389	12,416
Total current assets	431,438	192,050
FIXED ASSETS, NET:
Right-of-use assets (Note 12)	195,233	199,098
Vessels and advances, net (Note 7)	3,169,135	2,450,510
Total fixed assets, net	3,364,368	2,649,608
OTHER NON-CURRENT ASSETS:
Equity method investments (Notes 2 and 10)	27,154	78,227
Accounts receivable, net, non-current (Note 3)	3,326	3,896
Deferred charges, net (Note 8)	34,761	27,682
Restricted cash, non-current (Note 1)	62,896	42,976
Time charter assumed, non-current (Note 13)	767	839
Fair value of derivatives, non-current (Notes 19 and 20)	70	0
Debt securities, held to maturity (Net of allowance for credit losses of $569 as of December 31, 2020) (Note 5)	0	6,813
Other non-current assets (Note 5)	3,418	8,425
Total assets	3,928,198	3,010,516
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 11)	210,610	147,137
Accounts payable	14,360	7,582
Due to related parties (Note 3)	1,768	432
Finance lease liabilities, net (Note 12)	16,584	16,495
Accrued liabilities	20,142	17,621
Unearned revenue (Note 13)	11,824	11,893
Fair value of derivatives (Notes 19 and 20)	8,686	3,440
Other current liabilities (Note 3 and Note 10)	56,818	2,374
Total current liabilities	340,792	206,974
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 11)	1,968,401	1,305,076
Finance lease liabilities, net of current portion (Note 12)	108,063	116,366
Fair value of derivatives, non-current portion (Notes 19 and 20)	3,483	3,653
Unearned revenue, net of current portion (Note 13)	31,774	29,627
Total non-current liabilities	2,111,721	1,454,722
COMMITMENTS AND CONTINGENCIES (Note 14)	0	0
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 15)	0	0
Common stock (Note 15)	12	12
Additional paid-in capital (Note 15)	1,375,559	1,366,486
Retained earnings / (Accumulated deficit)	109,019	(9,721)
Accumulated other comprehensive loss (Notes 19 and 21)	(8,905)	(7,957)
Total stockholders’ equity	1,475,685	1,348,820
Total liabilities and stockholders’ equity	$ 3,928,198	$ 3,010,516